Annual Report

[GRAPHIC OMITTED]

                                                                   JUNE 30, 2002


FRANKLIN CAPITAL GROWTH FUND
(FORMERLY FRANKLIN GROWTH AND INCOME FUND)


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FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK] INVESTMENTS

  THANK YOU FOR INVESTING WITH
        FRANKLIN TEMPLETON. WE
    ENCOURAGE OUR INVESTORS TO
          MAINTAIN A LONG-TERM
 PERSPECTIVE AND REMEMBER THAT
   ALL SECURITIES MARKETS MOVE
       BOTH UP AND DOWN, AS DO
  MUTUAL FUND SHARE PRICES. WE
  APPRECIATE YOUR PAST SUPPORT
   AND LOOK FORWARD TO SERVING
  YOUR INVESTMENT NEEDS IN THE
                  YEARS AHEAD.


[PHOTO OMITTED]

SERENA PERIN VINTON, CFA
PORTFOLIO MANAGER
FRANKLIN CAPITAL GROWTH FUND


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

SHAREHOLDER LETTER


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YOUR FUND'S GOAL: FRANKLIN CAPITAL GROWTH FUND (FORMERLY FRANKLIN GROWTH AND
INCOME FUND) SEEKS CAPITAL APPRECIATION AND SECONDARILY, CURRENT INCOME, BY INVESTING PRIMARILY IN COMMON STOCKS OR SECURITIES CONVERTIBLE INTO COMMON STOCK.
--------------------------------------------------------------------------------


Dear Shareholder:

This annual report for Franklin Capital Growth Fund covers the fiscal year ended June 30, 2002. During 2001's second half, the economy officially was in a recession, which was exacerbated by the September 11 tragedies. Consumer confidence waned as unemployment rates rose while manufacturing stalled. In addition, corporate profits declined considerably. Aimed at revitalizing the economy, the Federal Reserve Board cut short-term interest rates to their lowest levels in 40 years and the government adopted a fiscal stimulus policy. These measures appeared to stabilize the economy during the reporting period. Encouraged by lower interest rates and energy costs, the resilient consumer sector continued to spend on housing, autos and durable goods. Manufacturing began to

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 15.

CONTENTS

Shareholder Letter .........  1

Performance Summary ........  6

Financial Highlights &
Statement of Investments ... 10

Financial Statements ....... 19

Notes to
Financial Statements ....... 23

Independent
Auditors' Report ........... 28

Tax Designation ............ 29

Board Members
and Officers ............... 30


FUND CATEGORY
[GRAPHIC OMITTED]
GLOBAL
GROWTH
GROWTH & INCOME
INCOME
TAX-FREE INCOME

PORTFOLIO BREAKDOWN
Based on Total Net Assets
6/30/02

[GRAPHIC OMITTED]

Electronic Technology       15.5%
Finance                     12.9%
Health Technology           11.7%
Technology Services          7.1%
Producer Manufacturing       7.0%
Retail Trade                 6.7%
Consumer Non-Durables        6.6%
Consumer Services            4.6%
Energy Minerals              4.2%
Transportation               3.9%
Utilities                    2.6%
Process Industries           2.4%
Industrial Services          2.1%
Health Services              2.1%
Distribution Services        1.9%
Commercial Services          1.7%
Other                        2.8%
Short Term Investments
& Other Net Assets           4.2%


expand at its fastest pace in two-and-a-half years. However, corporate earnings did not improve significantly, and corporate governance problems shook investors' confidence in corporate accounting and leadership. By period-end, consumer confidence faltered once again due to these problems as well as continued economic and geopolitical uncertainty.

Within this environment, U.S. equity markets experienced substantial volatility during the period under review. For the 12 months ended June 30, 2002, Franklin Capital Growth Fund - Class A posted a -25.16% cumulative total return, as shown in the Performance Summary beginning on page 6, compared with the -17.88% return of its benchmark, the Russell 1000[REGISTRATION MARK] Index. The broader market, as measured by the Standard & Poor's 500 Composite Index (S&P 500), returned -17.98% over the same period.(1) The Fund outperformed similar mutual funds in the Lipper Multi-Cap Growth Funds Average, consisting of 406 funds on June 30, 2002, which returned -28.96% for the 12-month period.(2)



1. Source: Standard & Poor's Micropal. The Russell 1000 Index is market capitalization-weighted and measures the performance of the 1,000 largest companies in the Russell 3000[REGISTRATION MARK]Index, which represent approximately 92% of the total market capitalization of the Russell 3000 Index, as of 6/30/02. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.
2. Source: Lipper Inc. Lipper calculations do not include sales charges. Fund performance relative to the average may have differed if such charges had been considered. Past performance does not guarantee future results.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

During the reporting period, many sectors suffered from disappointing earnings and share price performance. However, several individual companies and stocks outperformed. Many consumer-related holdings performed well as they delivered solid earnings growth, including leading soft drink manufacturer Coca-Cola and major beer producer Anheuser-Busch. We continued to be optimistic about these companies given their propensity to benefit from a weaker dollar. Several of the Fund's aerospace and defense holdings also outperformed, such as General Dynamics, a leading defense company, which gained from an increased federal defense budget. Health services, including distributors and clinical laboratory services, performed well as they enjoyed favorable demographic trends, increased pricing power and subsequent earnings power. Resilient consumer spending contributed to a strong retail sector. Home improvement retailer Lowe's benefited from a robust housing market and consumers' nesting tendency subsequent to the September 11 attacks. Discount retailers, such as Wal-Mart and Target, delivered superior earnings growth and better stock performance, as consumers shopped for better values.

Unfortunately, many sectors and stocks did not perform well during the period. With increased scrutiny on complex financial statements, various larger-capitalization companies, whose


TOP 10 HOLDINGS
6/30/02

COMPANY                % OF TOTAL
SECTOR/INDUSTRY        NET ASSETS
---------------------------------

Expeditors International
of Washington Inc.           1.7%
TRANSPORTATION

Microsoft Corp.              1.6%
TECHNOLOGY SERVICES

American International
Group Inc.                   1.6%
FINANCE

Mettler-Toledo
International Inc.           1.6%
PRODUCER MANUFACTURING

Pfizer Inc.                  1.6%
HEALTH TECHNOLOGY

ITT Industries Inc.          1.6%
PRODUCER MANUFACTURING

Pharmacia Corp.              1.6%
HEALTH TECHNOLOGY

Wal-Mart Stores Inc.         1.5%
RETAIL TRADE

Philip Morris Cos. Inc.      1.5%
CONSUMER NON-DURABLES

FPL Group Inc.
8.50%, cvt., pfd.            1.5%
UTILITIES
financials are more difficult to analyze, underperformed. Examples include Citigroup, a diversified financial services company, and General Electric, a conglomeration of different businesses such as GE Capital. Health technology industries also performed poorly including pharmaceuticals, which grappled with slower earnings growth and patent expiration issues, and biotechnology, where companies encountered difficulties with Food & Drug Administration approvals and compliance. Technology continued to struggle as corporate and telecommunications spending remained weak due to uncertainty regarding the economy's direction.

On a positive note, the market's decline presented us with some interesting opportunities to purchase leading companies with solid long-term growth prospects, excellent management teams and strong profit models at what we believed were attractive valuations. During the Fund's fiscal year, we initiated and built Microsoft, a dominant software company with an extremely profitable business model, into one of the Fund's top 10 positions. We also added positions in General Dynamics, a leading aerospace and defense company, and ITT Industries, a manufacturer of a wide range of products.

Looking forward, we will continue to focus on leading companies in sectors that have strong secular growth trends. Given prospects for slow economic recovery, the Fund will remain broadly diversified in terms of sector allocation, with continued emphasis on individual opportunities that offer attractive total return prospects.

Thank you for your participation in Franklin Capital Growth Fund. We welcome your comments and look forward to serving your future investment needs.

Sincerely,



/S/SIGNATURE
Serena Perin Vinton, CFA
Portfolio Manager
Franklin Capital Growth Fund



A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.


This discussion reflects our views, opinions and portfolio holdings as of June 30, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

CLASS A: Subject to the current, maximum, 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.


PERFORMANCE SUMMARY AS OF 6/30/02
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE         6/30/02   6/30/01
---------------------------------------------------------------
Net Asset Value (NAV)          -$3.09          $8.95    $12.04
DISTRIBUTIONS (7/1/01-6/30/02)
Dividend Income                $0.0256
Long-Term Capital Gain         $0.0456
                               -------
     Total                     $0.0712

CLASS B                        CHANGE         6/30/02   6/30/01
---------------------------------------------------------------
Net Asset Value (NAV)          -$3.08          $8.74    $11.82
DISTRIBUTIONS (7/1/01-6/30/02)
Long-Term Capital Gain         $0.0456

CLASS C                        CHANGE         6/30/02   6/30/01
---------------------------------------------------------------
Net Asset Value (NAV)          -$3.04          $8.66    $11.70
DISTRIBUTIONS (7/1/01-6/30/02)
Long-Term Capital Gain         $0.0456

CLASS R                        CHANGE         6/30/02   1/1/02
---------------------------------------------------------------
Net Asset Value (NAV)          -$1.85          $8.94    $10.79
DISTRIBUTIONS (1/1/02-6/30/02)
Dividend Income                $0.0072

ADVISOR CLASS                  CHANGE         6/30/02   6/30/01
---------------------------------------------------------------
Net Asset Value (NAV)          -$3.09          $8.98    $12.07
DISTRIBUTIONS (7/1/01-6/30/02)
Dividend Income                $0.0454
Long-Term Capital Gain         $0.0456
                               -------
     Total                     $0.0910

Franklin Capital Growth Fund paid distributions derived from long-term capital gains of 4.56 cents ($0.0456) per share in December 2001. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).

Past performance does not guarantee future results.

PERFORMANCE

CLASS A                               1-YEAR   5-YEAR   10-YEAR
---------------------------------------------------------------
Cumulative Total Return(1)            -25.16%  +20.02% +164.10%
Average Annual Total Return(2)        -29.44%   +2.50%   +9.55%
Value of $10,000 Investment(3)        $7,056  $11,312  $24,906

                                                      INCEPTION
CLASS B                               1-YEAR    3-YEAR (1/1/99)
---------------------------------------------------------------
Cumulative Total Return(1)            -25.73%  -15.15%  -4.77%
Average Annual Total Return(2)        -28.69%   -6.18%  -2.14%
Value of $10,000 Investment(3)        $7,131   $8,259  $9,271

                                                      INCEPTION
CLASS C                               1-YEAR   5-YEAR  (5/1/95)
---------------------------------------------------------------
Cumulative Total Return(1)            -25.65%  +15.51%  +97.34%
Average Annual Total Return(2)        -27.14%   +2.72%   +9.79%
Value of $10,000 Investment(3)        $7,286  $11,438  $19,529

                                                      INCEPTION
CLASS R                                                (1/1/02)
---------------------------------------------------------------
Cumulative Total Return(1)                              -17.09%
Aggregate Total Return(4)                               -17.92%
Value of $10,000 Investment(3)                          $8,208

ADVISOR CLASS(5)                      1-YEAR   5-YEAR   10-YEAR
---------------------------------------------------------------
Cumulative Total Return(1)            -24.95%  +21.41% +170.76%
Average Annual Total Return(2)        -24.95%   +3.96%  +10.47%
Value of $10,000 Investment(3)        $7,505  $12,141  $27,076



For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.
4. Aggregate total return represents the change in value of an investment since inception and includes the maximum sales charge. Since Class R shares have existed for less than one year, average annual total returns are not provided.
5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +43.83% and +6.84%.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

Past performance does not guarantee future results.


PERFORMANCE SUMMARY (CONT.)

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT
TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS
SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND
EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEXES
INCLUDE REINVESTED DIVIDENDS. THEY DIFFER FROM THE FUND IN COMPOSITION AND DO
NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.


AVERAGE ANNUAL TOTAL RETURN

CLASS A              6/30/02
----------------------------
1-Year               -29.44%
5-Year                +2.50%
10-Year               +9.55%

CLASS A (7/1/92-6/30/02)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN GRAPHIC AS FOLLOWS:

       DATE          FRANKLIN CAPITAL GROWTH        S&P 500(6)        RUSSELL 1000(6)
                               FUND
-------------------------------------------------------------------------------------
     07/01/92                $ 9,430                 $10,000             $10,000
      7/31/92                  9,682                  10,408              10,408
      8/31/92                  9,523                  10,196              10,188
      9/30/92                  9,642                  10,316              10,317
     10/31/92                  9,629                  10,351              10,402
     11/30/92                 10,040                  10,703              10,802
     12/31/92                 10,147                  10,835              10,980
      1/31/93                 10,218                  10,926              11,067
      2/28/93                 10,048                  11,074              11,166
      3/31/93                 10,360                  11,308              11,438
      4/30/93                 10,062                  11,034              11,136
      5/31/93                 10,360                  11,329              11,442
      6/30/93                 10,336                  11,362              11,518
      7/31/93                 10,194                  11,316              11,482
      8/31/93                 10,664                  11,745              11,924
      9/30/93                 10,507                  11,655              11,891
     10/31/93                 10,849                  11,896              12,047
     11/30/93                 11,049                  11,783              11,882
     12/31/93                 11,012                  11,926              12,099
      1/31/94                 11,335                  12,331              12,468
      2/28/94                 11,367                  11,997              12,140
      3/31/94                 10,738                  11,475              11,621
      4/30/94                 10,851                  11,622              11,761
      5/31/94                 10,787                  11,811              11,917
      6/30/94                 10,576                  11,522              11,598
      7/31/94                 10,722                  11,900              11,976
      8/31/94                 11,159                  12,387              12,481
      9/30/94                 10,932                  12,084              12,191
     10/31/94                 11,110                  12,355              12,421
     11/30/94                 10,851                  11,905              11,974
     12/31/94                 10,860                  12,081              12,145
      1/31/95                 10,860                  12,394              12,460
      2/28/95                 11,256                  12,877              12,967
      3/31/95                 11,687                  13,256              13,300
      4/30/95                 11,957                  13,646              13,654
      5/31/95                 12,442                  14,191              14,178
      6/30/95                 13,091                  14,520              14,554
      7/31/95                 13,634                  15,000              15,110
      8/31/95                 13,724                  15,038              15,223
      9/30/95                 14,212                  15,673              15,850
     10/31/95                 13,887                  15,616              15,779
     11/30/95                 14,303                  16,300              16,483
     12/31/95                 14,437                  16,615              16,733
      1/31/96                 14,765                  17,180              17,274
      2/29/96                 15,016                  17,339              17,498
      3/31/96                 15,016                  17,506              17,656
      4/30/96                 15,788                  17,763              17,924
      5/31/96                 16,097                  18,220              18,354
      6/30/96                 15,993                  18,289              18,374
      7/31/96                 14,909                  17,481              17,489
      8/31/96                 15,567                  17,849              17,964
      9/30/96                 16,612                  18,853              18,974
     10/31/96                 16,767                  19,373              19,393
     11/30/96                 18,123                  20,835              20,825
     12/31/96                 17,753                  20,423              20,487
      1/31/97                 18,933                  21,697              21,702
      2/28/97                 18,323                  21,869              21,785
      3/31/97                 17,753                  20,972              20,804
      4/30/97                 18,689                  22,222              21,930
      5/31/97                 20,257                  23,573              23,333
      6/30/97                 20,751                  24,629              24,299
      7/31/97                 22,446                  26,587              26,287
      8/31/97                 21,813                  25,098              25,046
      9/30/97                 23,283                  26,471              26,419
     10/31/97                 22,180                  25,587              25,563
     11/30/97                 22,385                  26,772              26,672
     12/31/97                 22,478                  27,232              27,214
      1/31/98                 22,478                  27,532              27,415
      2/28/98                 24,301                  29,517              29,370
      3/31/98                 25,109                  31,028              30,850
      4/30/98                 25,617                  31,342              31,168
      5/31/98                 24,509                  30,802              30,495
      6/30/98                 25,404                  32,053              31,623
      7/31/98                 24,549                  31,713              31,243
      8/31/98                 19,833                  27,134              26,573
      9/30/98                 20,504                  28,873              28,361
     10/31/98                 22,260                  31,221              30,601
     11/30/98                 23,485                  33,113              32,496
     12/31/98                 25,444                  35,020              34,566
      1/31/99                 26,815                  36,484              35,800
      2/28/99                 25,542                  35,349              34,665
      3/31/99                 26,693                  36,763              35,992
      4/30/99                 27,623                  38,186              37,497
      5/31/99                 26,889                  37,284              36,687
      6/30/99                 28,709                  39,354              38,558
      7/31/99                 28,365                  38,126              37,382
      8/31/99                 28,438                  37,935              37,031
      9/30/99                 28,266                  36,896              36,012
     10/31/99                 31,194                  39,231              38,432
     11/30/99                 33,359                  40,028              39,420
     12/31/99                 38,788                  42,385              41,797
      1/31/00                 38,736                  40,258              40,087
      2/29/00                 43,228                  39,497              39,979
      3/31/00                 43,947                  43,360              43,621
      4/30/00                 41,791                  42,054              42,169
      5/31/00                 40,302                  41,192              41,077
      6/30/00                 43,665                  42,210              42,124
      7/31/00                 43,305                  41,551              41,425
      8/31/00                 48,311                  44,132              44,490
      9/30/00                 46,318                  41,801              42,426
     10/31/00                 44,059                  41,626              41,917
     11/30/00                 37,281                  38,346              38,086
     12/31/00                 38,961                  38,534              38,546
      1/31/01                 39,927                  39,902              39,815
      2/28/01                 34,381                  36,267              36,100
      3/31/01                 31,255                  33,971              33,703
      4/30/01                 34,817                  36,607              36,409
      5/31/01                 34,817                  36,852              36,657
      6/30/01                 33,278                  35,957              35,828
      7/31/01                 32,006                  35,604              35,337
      8/31/01                 29,519                  33,379              33,185
      9/30/01                 26,191                  30,685              30,371
     10/31/01                 27,242                  31,272              31,003
     11/30/01                 29,288                  33,670              33,390
     12/31/01                 29,958                  33,966              33,748
      1/31/02                 29,040                  33,470              33,319
      2/28/02                 27,871                  32,825              32,656
      3/31/02                 29,219                  34,059              33,998
      4/30/02                 27,689                  31,995              32,050
      5/31/02                 27,243                  31,761              31,768
      6/30/02                 24,906                  29,500              29,423



AVERAGE ANNUAL TOTAL RETURN

CLASS B                 6/30/02
-------------------------------
1-Year                  -28.69%
3-Year                   -6.18%
Since Inception (1/1/99) -2.14%


CLASS B (1/1/99-6/30/02)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN GRAPHIC AS FOLLOWS:

       DATE         FRANKLIN CAPITAL GROWTH   S&P 500(6)     RUSSELL 1000(6)
                              FUND
----------------------------------------------------------------------------
       1/1/99              $10,000             $10,000          $10,000
      1/31/99               10,520              10,418           10,357
      2/28/99               10,019              10,094           10,029
      3/31/99               10,452              10,498           10,413
      4/30/99               10,818              10,904           10,848
      5/31/99               10,520              10,647           10,614
      6/30/99               11,223              11,238           11,155
      7/31/99               11,088              10,887           10,815
      8/31/99               11,107              10,833           10,713
      9/30/99               11,030              10,536           10,419
     10/31/99               12,161              11,203           11,119
     11/30/99               13,002              11,430           11,404
     12/31/99               15,099              12,103           12,092
      1/31/00               15,069              11,496           11,598
      2/29/00               16,814              11,278           11,566
      3/31/00               17,076              12,381           12,620
      4/30/00               16,219              12,009           12,200
      5/31/00               15,634              11,763           11,884
      6/30/00               16,935              12,053           12,187
      7/31/00               16,784              11,865           11,984
      8/31/00               18,721              12,602           12,871
      9/30/00               17,934              11,937           12,274
     10/31/00               17,056              11,886           12,127
     11/30/00               14,414              10,950           11,018
     12/31/00               15,057              11,003           11,152
      1/31/01               15,425              11,394           11,519
      2/28/01               13,278              10,356           10,444
      3/31/01               12,063               9,700            9,750
      4/30/01               13,429              10,453           10,533
      5/31/01               13,429              10,523           10,605
      6/30/01               12,822              10,268           10,365
      7/31/01               12,323              10,167           10,223
      8/31/01               11,368               9,532            9,601
      9/30/01               10,067               8,762            8,787
     10/31/01               10,468               8,930            8,969
     11/30/01               11,249               9,615            9,660
     12/31/01               11,506               9,699            9,763
      1/31/02               11,147               9,558            9,639
      2/28/02               10,689               9,373            9,448
      3/31/02               11,201               9,726            9,836
      4/30/02               10,613               9,136            9,272
      5/31/02               10,427               9,069            9,191
      6/30/02                9,271               8,424            8,512


Past performance does not guarantee future results.

CLASS C (5/1/95-6/30/02)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN GRAPHIC AS FOLLOWS:


       DATE           FRANKLIN CAPITAL GROWTH        S&P 500(6)        RUSSELL 1000(6)
                                FUND
--------------------------------------------------------------------------------------
       5/1/95                 $ 9,896                 $10,000             $10,000
      5/31/95                  10,298                  10,399              10,384
      6/30/95                  10,843                  10,640              10,659
      7/31/95                  11,262                  10,992              11,066
      8/31/95                  11,322                  11,020              11,149
      9/30/95                  11,726                  11,485              11,609
     10/31/95                  11,457                  11,444              11,556
     11/30/95                  11,786                  11,945              12,072
     12/31/95                  11,901                  12,175              12,255
      1/31/96                  12,156                  12,589              12,651
      2/29/96                  12,363                  12,706              12,816
      3/31/96                  12,347                  12,828              12,931
      4/30/96                  12,968                  13,017              13,128
      5/31/96                  13,223                  13,352              13,443
      6/30/96                  13,113                  13,402              13,457
      7/31/96                  12,221                  12,810              12,809
      8/31/96                  12,747                  13,080              13,157
      9/30/96                  13,607                  13,815              13,897
     10/31/96                  13,719                  14,197              14,204
     11/30/96                  14,818                  15,268              15,252
     12/31/96                  14,501                  14,966              15,005
      1/31/97                  15,453                  15,900              15,895
      2/28/97                  14,969                  16,026              15,955
      3/31/97                  14,484                  15,369              15,237
      4/30/97                  15,236                  16,285              16,061
      5/31/97                  16,506                  17,275              17,089
      6/30/97                  16,907                  18,049              17,797
      7/31/97                  18,260                  19,483              19,253
      8/31/97                  17,742                  18,392              18,344
      9/30/97                  18,928                  19,398              19,349
     10/31/97                  17,993                  18,750              18,722
     11/30/97                  18,176                  19,619              19,535
     12/31/97                  18,240                  19,956              19,931
      1/31/98                  18,221                  20,176              20,079
      2/28/98                  19,690                  21,630              21,510
      3/31/98                  20,330                  22,738              22,595
      4/30/98                  20,725                  22,967              22,827
      5/31/98                  19,803                  22,572              22,334
      6/30/98                  20,537                  23,489              23,161
      7/31/98                  19,821                  23,240              22,883
      8/31/98                  16,000                  19,884              19,462
      9/30/98                  16,546                  21,159              20,772
     10/31/98                  17,939                  22,879              22,412
     11/30/98                  18,918                  24,265              23,800
     12/31/98                  20,494                  25,663              25,316
      1/31/99                  21,571                  26,736              26,220
      2/28/99                  20,533                  25,904              25,388
      3/31/99                  21,431                  26,940              26,361
      4/30/99                  22,190                  27,983              27,463
      5/31/99                  21,571                  27,322              26,870
      6/30/99                  23,024                  28,839              28,240
      7/31/99                  22,724                  27,939              27,379
      8/31/99                  22,784                  27,799              27,121
      9/30/99                  22,624                  27,038              26,375
     10/31/99                  24,962                  28,749              28,148
     11/30/99                  26,681                  29,333              28,871
     12/31/99                  30,979                  31,060              30,612
      1/31/00                  30,916                  29,501              29,360
      2/29/00                  34,504                  28,944              29,281
      3/31/00                  35,047                  31,774              31,948
      4/30/00                  33,294                  30,818              30,884
      5/31/00                  32,105                  30,186              30,084
      6/30/00                  34,734                  30,932              30,852
      7/31/00                  34,442                  30,449              30,340
      8/31/00                  38,405                  32,340              32,585
      9/30/00                  36,778                  30,633              31,073
     10/31/00                  34,963                  30,504              30,700
     11/30/00                  29,560                  28,100              27,894
     12/31/00                  30,868                  28,238              28,231
      1/31/01                  31,631                  29,240              29,160
      2/28/01                  27,209                  26,576              26,440
      3/31/01                  24,717                  24,894              24,684
      4/30/01                  27,523                  26,826              26,666
      5/31/01                  27,501                  27,006              26,847
      6/30/01                  26,266                  26,349              26,241
      7/31/01                  25,256                  26,091              25,881
      8/31/01                  23,280                  24,461              24,305
      9/30/01                  20,654                  22,487              22,244
     10/31/01                  21,462                  22,916              22,707
     11/30/01                  23,056                  24,674              24,455
     12/31/01                  23,565                  24,891              24,717
      1/31/02                  22,844                  24,527              24,403
      2/28/02                  21,919                  24,054              23,917
      3/31/02                  22,956                  24,959              24,900
      4/30/02                  21,739                  23,446              23,473
      5/31/02                  21,355                  23,275              23,267
      6/30/02                  19,529                  21,618              21,550


AVERAGE ANNUAL TOTAL RETURN

CLASS C             6/30/02
---------------------------
1-Year              -27.14%
5-Year               +2.72%
Since
Inception (5/1/95)   +9.79%


CLASS R (1/01/02-6/30/02)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN GRAPHIC AS FOLLOWS:

       DATE           FRANKLIN CAPITAL GROWTH         S&P 500(6)         RUSSELL 1000(6)
                                FUND
----------------------------------------------------------------------------------------
       1/1/02                 $10,000                  $10,000              $10,000
      1/31/02                   9,693                    9,854                9,873
      2/28/02                   9,303                    9,664                9,677
      3/31/02                   9,756                   10,027               10,074
      4/30/02                   9,245                    9,420                9,497
      5/31/02                   9,087                    9,351                9,413
      6/30/02                   8,208                    8,685                8,719


AGGREGATE TOTAL RETURN(4)

CLASS R  6/30/02
---------------------------
Since
Inception (1/1/02)  -17.92%


ADVISOR CLASS (7/1/92-6/30/02)(7)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN GRAPHIC AS FOLLOWS:

       DATE            FRANKLIN CAPITAL GROWTH      S&P 500(6)   RUSSELL 1000(6)
                                 FUND
--------------------------------------------------------------------------------
     07/01/92                  $10,000               $10,000        $10,000
      7/31/92                   10,267                10,408         10,408
      8/31/92                   10,098                10,196         10,188
      9/30/92                   10,225                10,316         10,317
     10/31/92                   10,211                10,351         10,402
     11/30/92                   10,646                10,703         10,802
     12/31/92                   10,760                10,835         10,980
      1/31/93                   10,835                10,926         11,067
      2/28/93                   10,655                11,074         11,166
      3/31/93                   10,986                11,308         11,438
      4/30/93                   10,670                11,034         11,136
      5/31/93                   10,986                11,329         11,442
      6/30/93                   10,960                11,362         11,518
      7/31/93                   10,809                11,316         11,482
      8/31/93                   11,308                11,745         11,924
      9/30/93                   11,142                11,655         11,891
     10/31/93                   11,505                11,896         12,047
     11/30/93                   11,716                11,783         11,882
     12/31/93                   11,678                11,926         12,099
      1/31/94                   12,019                12,331         12,468
      2/28/94                   12,054                11,997         12,140
      3/31/94                   11,387                11,475         11,621
      4/30/94                   11,507                11,622         11,761
      5/31/94                   11,438                11,811         11,917
      6/30/94                   11,215                11,522         11,598
      7/31/94                   11,369                11,900         11,976
      8/31/94                   11,833                12,387         12,481
      9/30/94                   11,592                12,084         12,191
     10/31/94                   11,781                12,355         12,421
     11/30/94                   11,507                11,905         11,974
     12/31/94                   11,516                12,081         12,145
      1/31/95                   11,516                12,394         12,460
      2/28/95                   11,936                12,877         12,967
      3/31/95                   12,393                13,256         13,300
      4/30/95                   12,679                13,646         13,654
      5/31/95                   13,194                14,191         14,178
      6/30/95                   13,882                14,520         14,554
      7/31/95                   14,457                15,000         15,110
      8/31/95                   14,553                15,038         15,223
      9/30/95                   15,071                15,673         15,850
     10/31/95                   14,726                15,616         15,779
     11/30/95                   15,167                16,300         16,483
     12/31/95                   15,309                16,615         16,733
      1/31/96                   15,657                17,180         17,274
      2/29/96                   15,923                17,339         17,498
      3/31/96                   15,923                17,506         17,656
      4/30/96                   16,742                17,763         17,924
      5/31/96                   17,069                18,220         18,354
      6/30/96                   16,959                18,289         18,374
      7/31/96                   15,809                17,481         17,489
      8/31/96                   16,507                17,849         17,964
      9/30/96                   17,616                18,853         18,974
     10/31/96                   17,780                19,373         19,393
     11/30/96                   19,217                20,835         20,825
     12/31/96                   18,825                20,423         20,487
      1/31/97                   20,077                21,697         21,702
      2/28/97                   19,451                21,869         21,785
      3/31/97                   18,846                20,972         20,804
      4/30/97                   19,839                22,222         21,930
      5/31/97                   21,502                23,573         23,333
      6/30/97                   22,045                24,629         24,299
      7/31/97                   23,823                26,587         26,287
      8/31/97                   23,172                25,098         25,046
      9/30/97                   24,733                26,471         26,419
     10/31/97                   23,563                25,587         25,563
     11/30/97                   23,801                26,772         26,672
     12/31/97                   23,879                27,232         27,214
      1/31/98                   23,903                27,532         27,415
      2/28/98                   25,816                29,517         29,370
      3/31/98                   26,698                31,028         30,850
      4/30/98                   27,238                31,342         31,168
      5/31/98                   26,036                30,802         30,495
      6/30/98                   27,030                32,053         31,623
      7/31/98                   26,096                31,713         31,243
      8/31/98                   21,083                27,134         26,573
      9/30/98                   21,820                28,873         28,361
     10/31/98                   23,688                31,221         30,601
     11/30/98                   24,990                33,113         32,496
     12/31/98                   27,098                35,020         34,566
      1/31/99                   28,555                36,484         35,800
      2/28/99                   27,228                35,349         34,665
      3/31/99                   28,425                36,763         35,992
      4/30/99                   29,440                38,186         37,497
      5/31/99                   28,660                37,284         36,687
      6/30/99                   30,604                39,354         38,558
      7/31/99                   30,237                38,126         37,382
      8/31/99                   30,316                37,935         37,031
      9/30/99                   30,158                36,896         36,012
     10/31/99                   33,276                39,231         38,432
     11/30/99                   35,608                40,028         39,420
     12/31/99                   41,394                42,385         41,797
      1/31/00                   41,339                40,258         40,087
      2/29/00                   46,157                39,497         39,979
      3/31/00                   46,951                43,360         43,621
      4/30/00                   44,624                42,054         42,169
      5/31/00                   43,064                41,192         41,077
      6/30/00                   46,677                42,210         42,124
      7/31/00                   46,294                41,551         41,425
      8/31/00                   51,660                44,132         44,490
      9/30/00                   49,536                41,801         42,426
     10/31/00                   47,125                41,626         41,917
     11/30/00                   39,892                38,346         38,086
     12/31/00                   41,699                38,534         38,546
      1/31/01                   42,731                39,902         39,815
      2/28/01                   36,837                36,267         36,100
      3/31/01                   33,483                33,971         33,703
      4/30/01                   37,318                36,607         36,409
      5/31/01                   37,318                36,852         36,657
      6/30/01                   35,665                35,957         35,828
      7/31/01                   34,335                35,604         35,337
      8/31/01                   31,676                33,379         33,185
      9/30/01                   28,079                30,685         30,371
     10/31/01                   29,233                31,272         31,003
     11/30/01                   31,452                33,670         33,390
     12/31/01                   32,163                33,966         33,748
      1/31/02                   31,181                33,470         33,319
      2/28/02                   29,930                32,825         32,656
      3/31/02                   31,385                34,059         33,998
      4/30/02                   29,746                31,995         32,050
      5/31/02                   29,269                31,761         31,768
      6/30/02                   27,076                29,500         29,423



AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(7)    6/30/02
---------------------------
1-Year              -24.95%
5-Year               +3.96%
10-Year             +10.47%


6. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 89% of the total market capitalization of the Russell 3000 Index.
7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

Past performance does not guarantee future results.

FRANKLIN CAPITAL GROWTH FUND
Financial Highlights


                                                                                       CLASS A
                                                           -------------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                           -------------------------------------------------------------
                                                               2002         2001         2000         1999         1998
                                                           -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................   $12.04       $17.00       $11.67       $10.99       $10.16
                                                           -------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ................................      .04          .04          .01          .06          .05
 Net realized and unrealized gains (losses) ..............    (3.05)       (3.95)        5.90         1.25         2.08
                                                           -------------------------------------------------------------
Total from investment operations .........................    (3.01)       (3.91)        5.91         1.31         2.13
                                                           -------------------------------------------------------------
Less distributions from:
 Net investment income ...................................     (.02)        (.03)        (.01)        (.05)        (.05)
 Net realized gains ......................................     (.05)       (1.02)        (.57)        (.58)       (1.25)
 Tax return of capital ...................................     (.01)          --           --           --           --
                                                           -------------------------------------------------------------
Total distributions ......................................     (.08)       (1.05)        (.58)        (.63)       (1.30)
                                                           -------------------------------------------------------------
Net asset value, end of year .............................   $ 8.95       $12.04       $17.00       $11.67       $10.99
                                                           =============================================================

Total return(b) ..........................................   (25.16)%     (23.79)%      52.09%       13.01%       22.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................... $855,624   $1,058,405   $1,165,175     $708,607     $613,835
Ratios to average net assets:
 Expenses ................................................      .94%         .90%         .91%         .92%         .90%
 Net investment income ...................................      .34%         .28%         .06%         .57%         .48%
Portfolio turnover rate ..................................    54.28%       46.19%       49.30%       45.99%       38.00%


(a) Based on average shares outstanding effective year ended June 30, 1999.
(b) Total return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN CAPITAL GROWTH FUND
Financial Highlights (CONTINUED)


                                                                                 CLASS B
                                                            -----------------------------------------------
                                                                            YEAR ENDED JUNE 30,
                                                            -----------------------------------------------
                                                               2002         2001         2000      1999(C)
                                                            -----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................  $11.82       $16.78       $11.61       $10.39
                                                            -----------------------------------------------
Income from investment operations:
 Net investment loss(a) ...................................    (.04)        (.06)        (.10)        (.01)
 Net realized and unrealized gains (losses) ...............   (2.99)       (3.88)        5.84         1.28
                                                            -----------------------------------------------
Total from investment operations ..........................   (3.03)       (3.94)        5.74         1.27
                                                            -----------------------------------------------
Less distributions from:
 Net investment income ....................................      --           --           --         (.05)
 Net realized gains .......................................    (.05)       (1.02)        (.57)          --
                                                            -----------------------------------------------
Total distributions .......................................    (.05)       (1.02)        (.57)        (.05)
                                                            -----------------------------------------------
Net asset value, end of year ..............................  $ 8.74       $11.82       $16.78       $11.61
                                                            ===============================================

Total return(b) ...........................................  (25.73)%     (24.29)%      50.90%       12.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................... $44,041      $31,390      $15,229       $1,276
Ratios to average net assets:
 Expenses .................................................    1.69%        1.65%        1.67%        1.56%(d)
 Net investment loss ......................................    (.44)%       (.47)%       (.65)%       (.32)%(d)
Portfolio turnover rate ...................................   54.28%       46.19%       49.30%       45.99%



(a) Based on average shares outstanding.
(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
(c) For the period January 1, 1999 (effective date) to June 30, 1999.
(d) Annualized

FRANKLIN CAPITAL GROWTH FUND
Financial Highlights (CONTINUED)


                                                                                       CLASS C
                                                           -------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,
                                                           -------------------------------------------------------------
                                                               2002         2001         2000         1999         1998
                                                           -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................   $11.70       $16.65       $11.52       $10.91       $10.12
                                                           -------------------------------------------------------------
Income from investment operations:
 Net investment loss(a) ..................................     (.04)        (.07)        (.10)        (.02)        (.01)
 Net realized and unrealized gains (losses) ..............    (2.95)       (3.86)        5.80         1.23         2.05
                                                           -------------------------------------------------------------
Total from investment operations .........................    (2.99)       (3.93)        5.70         1.21         2.04
                                                           -------------------------------------------------------------
Less distributions from:
 Net investment income ...................................       --           --           --         (.02)          --
 Net realized gains ......................................     (.05)       (1.02)        (.57)        (.58)       (1.25)
                                                           -------------------------------------------------------------
Total distributions ......................................     (.05)       (1.02)        (.57)        (.60)       (1.25)
                                                           -------------------------------------------------------------
Net asset value, end of year .............................   $ 8.66       $11.70       $16.65       $11.52       $10.91
                                                           =============================================================

Total return(b) ..........................................   (25.65)%     (24.38)%      50.86%       12.11%       21.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................... $137,117     $183,163     $181,087      $87,057      $35,717
Ratios to average net assets:
 Expenses ................................................     1.68%        1.65%        1.67%        1.68%        1.69%
 Net investment loss .....................................     (.40)%       (.47)%       (.69)%       (.25)%       (.28)%
Portfolio turnover rate ..................................    54.28%       46.19%       49.30%       45.99%       38.00%


(a) Based on average shares outstanding effective year ended June 30, 1999.
(b) Total return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN CAPITAL GROWTH FUND
Financial Highlights (CONTINUED)


                                                                                       CLASS R
                                                                                   ----------------
                                                                                     PERIOD ENDED
                                                                                   JUNE 30, 2002(B)
                                                                                   ----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................................     $10.79
                                                                                   ----------------
Income from investments operations - net realized and unrealized losses ..........      (1.84)
                                                                                   ----------------
Less distributions from net investment income ....................................       (.01)(d)
                                                                                   ----------------
Net asset value, end of period ...................................................     $ 8.94
                                                                                   ================

Total return(a) ..................................................................     (17.09)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................................................     $3,524
Ratios to average net assets:
 Expenses ........................................................................       1.19%(c)
 Net investment loss .............................................................       (.08)%(c)
Portfolio turnover rate ..........................................................      54.28%



(a) Total return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.
(b) For the period January 1, 2002 (effective date) to June 30, 2002.
(c) Annualized
(d) Includes distributions from tax return of capital in the amount of $.002.

FRANKLIN CAPITAL GROWTH FUND
Financial Highlights (CONTINUED)

                                                                                    ADVISOR CLASS
                                                            ------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,
                                                            ------------------------------------------------------------
                                                               2002         2001         2000         1999         1998
                                                            ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................   $12.07       $17.04       $11.68       $11.00       $10.17
                                                            ------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ................................      .06          .07          .04          .08          .07
 Net realized and unrealized gains (losses) ..............    (3.05)       (3.95)        5.91         1.25         2.08
                                                            ------------------------------------------------------------
Total from investment operations .........................    (2.99)       (3.88)        5.95         1.33         2.15
                                                            ------------------------------------------------------------
Less distributions from:
 Net investment income ...................................     (.04)        (.07)        (.02)        (.07)        (.07)
 Net realized gains ......................................     (.05)       (1.02)        (.57)        (.58)       (1.25)
 Tax return of capital ...................................     (.01)          --           --           --           --
                                                            ------------------------------------------------------------
Total distributions ......................................     (.10)       (1.09)        (.59)        (.65)       (1.32)
                                                            ------------------------------------------------------------
Net asset value, end of year .............................   $ 8.98       $12.07       $17.04       $11.68       $11.00
                                                            ============================================================

Total return(b) ..........................................   (24.95)%     (23.59)%      52.52%       13.22%       22.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................  $43,422      $45,139      $12,603       $7,327      $16,911
Ratios to average net assets:
 Expenses ................................................      .69%         .65%         .67%         .70%         .69%
 Net investment income ...................................      .58%         .55%         .30%         .80%         .71%
Portfolio turnover rate ..................................    54.28%       46.19%       49.30%       45.99%       38.00%




(a) Based on average shares outstanding effective year ended June 30, 1999.
(b) Total return is not annualized for periods less than one year.

                       See notes to financial statements.

FRANKLIN CAPITAL GROWTH FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2002


                                                                                    SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
(a)COMMON STOCKS 89.9%
   COMMERCIAL SERVICES 1.7%
(a)Exult Inc. ..................................................................      600,000   $    3,900,000
   Omnicom Group Inc. ..........................................................      200,000        9,160,000
(a)Resources Connection Inc. ...................................................      201,900        5,449,281
                                                                                                ---------------
                                                                                                    18,509,281
                                                                                                ---------------
   COMMUNICATIONS 1.3%
   SBC Communications Inc. .....................................................      454,200       13,853,100
                                                                                                ---------------
(a)CONSUMER DURABLES 1.5%
   Electronic Arts Inc. ........................................................      150,000        9,907,500
   Meritage Corp. ..............................................................      135,000        6,162,750
                                                                                                ---------------
                                                                                                    16,070,250
                                                                                                ---------------
   CONSUMER NON-DURABLES 6.6%
   Alberto-Culver Co., B .......................................................      200,000        9,560,000
   Anheuser-Busch Cos. Inc. ....................................................      250,000       12,500,000
   Coca-Cola Co. ...............................................................      250,000       14,000,000
   General Mills Inc. ..........................................................      150,000        6,612,000
   Philip Morris Cos. Inc. .....................................................      375,000       16,380,000
   Procter & Gamble Co. ........................................................      140,000       12,502,000
                                                                                                ---------------
                                                                                                    71,554,000
                                                                                                ---------------
   CONSUMER SERVICES 4.6%
(a)Brinker International Inc. ..................................................      167,400        5,314,950
(a)Cendant Corp. ...............................................................      700,000       11,116,000
(a)Clear Channel Communications Inc. ...........................................      300,000        9,606,000
(a)Fox Entertainment Group Inc., A .............................................      300,000        6,525,000
   Starwood Hotels & Resorts Worldwide Inc. ....................................      334,100       10,988,549
(a)Viacom Inc., B ..............................................................      150,000        6,655,500
                                                                                                ---------------
                                                                                                    50,205,999
                                                                                                ---------------
   DISTRIBUTION SERVICES 1.9%
   AmerisourceBergen Corp. .....................................................      100,000        7,600,000
(a)Andrx Group .................................................................      200,000        5,394,000
   Cardinal Health Inc. ........................................................      125,000        7,676,250
                                                                                                ---------------
                                                                                                    20,670,250
                                                                                                ---------------
   ELECTRONIC TECHNOLOGY 14.8%
(a)Applied Materials Inc. ......................................................      600,000       11,412,000
(a)Celestica Inc. ..............................................................      300,000        6,813,000
(a)CIENA Corp. .................................................................      748,640        3,136,802
(a)Cisco Systems Inc. ..........................................................      744,000       10,378,800
   General Dynamics Corp. ......................................................      100,000       10,635,000
   Intel Corp. .................................................................      450,000        8,221,500
   International Business Machines Corp. .......................................      150,000       10,800,000
(a)Intersil Corp. ..............................................................      425,000        9,086,500
(a)KLA-Tencor Corp. ............................................................      140,000        6,158,600
   Linear Technology Corp. .....................................................      390,000       12,257,700
(a)Micrel Inc. .................................................................      375,000        5,392,500
   Nokia Corp., ADR ............................................................      460,000        6,660,800


FRANKLIN CAPITAL GROWTH FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                     SHARES        VALUE
---------------------------------------------------------------------------------------------------------------
(a)COMMON STOCKS (CONT.)
   ELECTRONIC TECHNOLOGY (CONT.)
(a)PMC-Sierra Inc. .............................................................      377,100   $    3,495,717
(a)QLogic Corp. ................................................................      275,000       10,477,500
   Raytheon Co. ................................................................      175,000        7,131,250
(a)Tektronix Inc. ..............................................................      675,000       12,629,250
(a)Thermo Electron Corp. .......................................................      700,000       11,550,000
(a)Waters Corp. ................................................................      250,000        6,675,000
(a)Xilinx Inc. .................................................................      350,000        7,850,500
                                                                                                ---------------
                                                                                                   160,762,419
                                                                                                ---------------
   ENERGY MINERALS 4.2%
   Devon Energy Corp. ..........................................................      315,000       15,523,200
   Exxon Mobil Corp. ...........................................................      355,000       14,526,600
(a)Pioneer Natural Resources Co. ...............................................      600,000       15,630,000
                                                                                                ---------------
                                                                                                    45,679,800
                                                                                                ---------------
   FINANCE 11.1%
   American International Group Inc. ...........................................      257,812       17,590,513
   Bank of New York Co. Inc. ...................................................      350,000       11,812,500
   Capital One Financial Corp. .................................................      150,000        9,157,500
   Charles Schwab Corp. ........................................................      900,000       10,080,000
   Citigroup Inc. ..............................................................      373,333       14,466,654
   Fannie Mae ..................................................................      125,000        9,218,750
   Fifth Third Bancorp .........................................................      200,000       13,330,000
   Fleet Boston Financial Corp. ................................................      177,660        5,747,301
   Goldman Sachs Group Inc. ....................................................      175,000       12,836,250
   iStar Financial Inc. ........................................................      200,000        5,700,000
(a)Principal Financial Group. ..................................................       48,500        1,503,500
   Washington Mutual Inc. ......................................................      250,000        9,277,500
                                                                                                ---------------
                                                                                                   120,720,468
                                                                                                ---------------
(a)HEALTH SERVICES 1.1%
   Laboratory Corp. of America Holdings ........................................      250,000       11,412,500
                                                                                                ---------------
   HEALTH TECHNOLOGY 11.7%
   Abbott Laboratories .........................................................      155,000        5,835,750
   Allergan Inc. ...............................................................      185,000       12,348,750
(a)Amgen Inc. ..................................................................      150,000        6,282,000
   Baxter International Inc. ...................................................      230,000       10,223,500
   Bristol-Myers Squibb Co. ....................................................      272,000        6,990,400
(a)Genentech Inc. ..............................................................      235,400        7,885,900
   ICN Pharmaceuticals Inc. ....................................................      432,000       10,458,720
(a)IDEC Pharmaceuticals Corp. ..................................................       50,000        1,772,500
(a)King Pharmaceuticals Inc. ...................................................      360,000        8,010,000
   Medtronic Inc. ..............................................................      100,000        4,285,000
   Pfizer Inc. .................................................................      500,000       17,500,000
   Pharmacia Corp. .............................................................      450,000       16,852,500
(a)Shire Pharmaceuticals Group PLC, ADR ........................................      325,000        8,388,250
(a)Varian Medical Systems Inc. .................................................      250,000       10,137,500
                                                                                                ---------------
                                                                                                   126,970,770
                                                                                                ---------------

FRANKLIN CAPITAL GROWTH FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                      SHARES          VALUE
---------------------------------------------------------------------------------------------------------------
(a)COMMON STOCKS (CONT.)
   INDUSTRIAL SERVICES 2.1%
   GlobalSantaFe Corp. .........................................................      300,000   $    8,205,000
(a)Weatherford International Ltd. ..............................................      350,000       15,120,000
                                                                                                ---------------
                                                                                                    23,325,000
                                                                                                ---------------
   PROCESS INDUSTRIES 2.4%
   Bunge Ltd. ..................................................................      432,600        9,127,860
   Cabot Corp. .................................................................      400,000       11,460,000
   Lyondell Chemical Co. .......................................................      327,300        4,942,230
                                                                                                ---------------
                                                                                                    25,530,090
                                                                                                ---------------
   PRODUCER MANUFACTURING 7.0%
   General Electric Co. ........................................................      390,000       11,329,500
   ITT Industries Inc. .........................................................      245,000       17,297,000
(a)Mettler-Toledo International Inc. ...........................................      475,000       17,513,250
   Minnesota Mining & Manufacturing Co. ........................................       75,000        9,225,000
   United Technologies Corp. ...................................................      210,000       14,259,000
(a)Varian Inc. .................................................................      175,000        5,766,250
                                                                                                ---------------
                                                                                                    75,390,000
                                                                                                ---------------
   RETAIL TRADE 6.2%
(a)Duane Reade Inc. ............................................................      200,000        6,810,000
   Family Dollar Stores Inc. ...................................................      225,000        7,931,250
   Home Depot Inc. .............................................................      300,000       11,019,000
   Lowe's Cos. Inc. ............................................................      300,000       13,620,000
   Target Corp. ................................................................      300,000       11,430,000
   Wal-Mart Stores Inc. ........................................................      300,000       16,503,000
                                                                                                ---------------
                                                                                                    67,313,250
                                                                                                ---------------
   TECHNOLOGY SERVICES 6.7%
(a)Accenture Ltd., A ...........................................................      664,200       12,619,800
(a)Concord EFS Inc. ............................................................      450,000       13,563,000
   Electronic Data Systems Corp. ...............................................      175,000        6,501,250
(a)Microsoft Corp. .............................................................      325,000       17,777,500
(a)Oracle Corp. ................................................................      850,000        8,049,500
   Paychex Inc. ................................................................      325,000       10,169,250
(a)VERITAS Software Corp. ......................................................      200,000        3,958,000
                                                                                                ---------------
                                                                                                    72,638,300
                                                                                                ---------------
   TRANSPORTATION 3.9%
   C.H. Robinson Worldwide Inc. ................................................      450,000       15,088,500
   Expeditors International of Washington Inc. .................................      550,000       18,238,000
   Southwest Airlines Co. ......................................................      533,437        8,620,341
                                                                                                ---------------
                                                                                                    41,946,841
                                                                                                ---------------
   UTILITIES 1.1%
   American Electric Power Co. Inc. ............................................      150,000        6,003,000
   Sempra Energy ...............................................................      250,000        5,532,500
                                                                                                ---------------
                                                                                                    11,535,500
                                                                                                ---------------
   TOTAL COMMON STOCKS (COST $927,435,443) .....................................                   974,087,818
                                                                                                ---------------


FRANKLIN CAPITAL GROWTH FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (CONT.)


                                                                                    SHARES          VALUE
---------------------------------------------------------------------------------------------------------------
(a)CONVERTIBLE PREFERRED STOCKS 3.9%
   FINANCE 1.0%
   Commerce Bancorp Trust, 5.95%, cvt. pfd., 144A ..............................      200,000   $   10,750,000
                                                                                                ---------------
   HEALTH SERVICES 1.0%
   Caremark RX Capital Trust I, 7.00%, cvt. pfd. ...............................      100,000       11,412,500
                                                                                               ---------------
   TECHNOLOGY SERVICES .4%
   Electronic Data Systems Corp., 7.625%, cvt. pfd. ............................      120,000        4,464,000
                                                                                               ---------------
   UTILITIES 1.5%
   FPL Group Inc., 8.50%, cvt. pfd. ............................................      285,000       15,791,850
                                                                                               ---------------
   TOTAL CONVERTIBLE PREFERRED STOCKS (COST $39,946,095)                                            42,418,350
                                                                                               ---------------


                                                                                  PRINCIPAL
                                                                                   AMOUNT
                                                                                  ---------
   CONVERTIBLE BONDS 2.0%
   ELECTRONIC TECHNOLOGY .7%
   Liberty Media Corp., into Motorola, cvt., 3.50%, 1/15/31 ....................  $10,000,000        7,425,000
                                                                                               ---------------
   FINANCE .8%
   NCO Group Inc., cvt., 4.75%, 4/15/06 ........................................    9,000,000        8,392,500
                                                                                               ---------------
   RETAIL TRADE .5%
   Gap Inc., cvt., 144A, 5.75%, 3/15/09 ........................................    5,000,000        5,718,750
                                                                                               ---------------
   TOTAL CONVERTIBLE BONDS (COST $23,628,304) ..................................                    21,536,250
                                                                                               ---------------
   TOTAL LONG TERM INVESTMENTS (COST $991,009,842) .............................                 1,038,042,418
                                                                                               ---------------


                                                                                   SHARES
                                                                                  ---------
(b)SHORT TERM INVESTMENTS 5.8%
   Franklin Institutional Fiduciary Trust Money Market Portfolio
    (COST $62,798,946) .........................................................   62,798,946       62,798,946
                                                                                               ---------------
   TOTAL INVESTMENTS (COST $1,053,808,788) 101.6% ..............................                 1,100,841,364
   OTHER ASSETS, LESS LIABILITIES (1.6)% .......................................                   (17,113,606)
                                                                                               ---------------
   NET ASSETS 100.0% ...........................................................                $1,083,727,758
                                                                                               ===============




(a) Non-income producing
(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc.

                       See notes to financial statements.

FRANKLIN CAPITAL GROWTH FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002


Assets:
 Investments in securities:
  Cost ...............................................  $1,053,808,788
                                                        ===============
  Value ..............................................   1,100,841,364
 Receivables:
  Investment securities sold .........................      11,232,056
  Capital shares sold ................................       2,040,051
  Dividends and interest .............................       1,071,325
                                                        ---------------
      Total assets ...................................   1,115,184,796
                                                        ---------------
Liabilities:
 Payables:
  Investment securities purchased ....................      24,699,042
  Capital shares redeemed ............................       4,675,606
  Affiliates .........................................       1,301,886
  Shareholders .......................................         544,879
 Other liabilities ...................................         235,625
                                                        ---------------
      Total liabilities ..............................      31,457,038
                                                        ---------------
       Net assets, at value ..........................  $1,083,727,758
                                                        ===============
Net assets consist of:
 Undistributed net investment income .................  $       (3,813)
 Net unrealized appreciation .........................      47,032,576
 Accumulated net realized loss .......................    (180,423,394)
 Capital shares ......................................   1,217,122,389
                                                        ---------------
       Net assets, at value ..........................  $1,083,727,758
                                                        ===============


                       See notes to financial statements.

FRANKLIN CAPITAL GROWTH FUND
Financial Statements (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 2002


CLASS A:
 Net asset value per share(a) ($855,623,636 / 95,621,788 shares outstanding) ..........................   $8.95
                                                                                                       ========
 Maximum offering price per share (net asset value per share / 94.25%) ................................   $9.50
                                                                                                       ========
CLASS B:
 Net asset value and maximum offering price per share(a) ($44,041,069 / 5,038,218 shares outstanding) .   $8.74
                                                                                                       ========
CLASS C:
 Net asset value per share(a) ($137,117,058 / 15,839,648 shares outstanding) ..........................   $8.66
                                                                                                       ========
 Maximum offering price per share (net asset value per share / 99%) ...................................   $8.75
                                                                                                       ========
CLASS R:
 Net asset value and maximum offering price per share(a) ($3,524,393 / 394,285 shares outstanding) ....   $8.94
                                                                                                       ========
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($43,421,602 / 4,835,304 shares outstanding) ....   $8.98
                                                                                                       ========


(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN CAPITAL GROWTH FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002


Investment income:
 Dividends ................................................. $  13,509,929
 Interest ..................................................     1,774,536
                                                             --------------
      Total investment income ..............................    15,284,465
                                                             --------------
Expenses:
 Management fees (Note 3) ..................................     5,166,939
 Distribution fees (Note 3)
  Class A ..................................................     2,390,032
  Class B ..................................................       385,851
  Class C ..................................................     1,594,891
  Class R ..................................................         3,488
 Transfer agent fees (Note 3) ..............................     2,578,341
 Custodian fees ............................................         8,292
 Reports to shareholders ...................................       151,931
 Registration and filing fees ..............................       228,842
 Professional fees .........................................        39,405
 Trustees' fees and expenses ...............................        42,717
 Other .....................................................         8,636
                                                             --------------
      Total expenses .......................................    12,599,365
                                                             --------------
       Net investment income ...............................     2,685,100
                                                             --------------
Realized and unrealized losses:
 Net realized loss from investments ........................  (180,724,759)
 Net unrealized depreciation on investments ................  (171,186,813)
                                                             --------------
Net realized and unrealized loss ...........................  (351,911,572)
                                                             --------------
Net decrease in net assets resulting from operations ....... $(349,226,472)
                                                             ==============


                                            See notes to financial statements.

FRANKLIN CAPITAL GROWTH FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2002 AND 2001


                                                                                 2002            2001
                                                                           -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................  $    2,685,100  $    2,274,888
  Net realized gain (loss) from investments and foreign
   currency transactions ................................................    (180,724,759)     30,840,200
  Net unrealized depreciation on investments ............................    (171,186,813)   (413,625,877)
                                                                           -------------------------------
      Net decrease in net assets resulting from operations ..............    (349,226,472)   (380,510,789)
 Distributions to shareholders from:
  Net investment income:
   Class A ..............................................................      (1,743,940)     (2,548,291)
   Class R ..............................................................            (211)             --
   Advisor Class ........................................................        (139,798)       (133,274)
  Net realized gains:
   Class A ..............................................................      (4,117,291)    (72,762,625)
   Class B ..............................................................        (162,143)     (1,459,863)
   Class C ..............................................................        (736,406)    (12,530,294)
   Advisor Class ........................................................        (185,906)       (715,983)
  Tax return of capital:
   Class A ..............................................................        (570,340)             --
   Class R ..............................................................             (69)             --
   Advisor Class ........................................................         (45,719)             --
                                                                           -------------------------------
 Total distributions to shareholders ....................................      (7,701,823)    (90,150,330)
 Capital share transactions: (Note 2)
   Class A ..............................................................      80,723,860     282,200,007
   Class B ..............................................................      24,314,952      24,654,821
   Class C ..............................................................       2,418,963      68,321,393
   Class R ..............................................................       3,920,244              --
   Advisor Class ........................................................      11,182,037      39,486,525
                                                                           -------------------------------
 Total capital share transactions .......................................     122,560,056     414,662,746
      Net increase (decrease) in net assets .............................    (234,368,239)    (55,998,373)
Net assets:
 Beginning of year ......................................................   1,318,095,997   1,374,094,370
                                                                           -------------------------------
 End of year ............................................................  $1,083,727,758  $1,318,095,997
                                                                           ===============================
Undistributed net investment income included in net assets:
 End of year ............................................................       $ ( 3,813)           $ --
                                                                           ===============================


                       See notes to financial statements.

FRANKLIN CAPITAL GROWTH FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Capital Growth Fund (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund (the Fund). The Fund seeks capital growth.

Effective May 1, 2002, the Franklin Growth and Income Fund was renamed the Franklin Capital Growth Fund.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN CAPITAL GROWTH FUND
Notes to Financial Statements (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. AUDIT GUIDE:

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize all premium and discount on fixed-income securities. Such amortization is included in net investment income but did not impact the net assets or the distributions of the Fund. Prior to July 1, 2001, premiums on fixed-income securities were included in realized gains and losses. The cumulative effect of this accounting change resulted in a reduction of $104,544 in the recorded cost of investments and a corresponding increase in net unrealized appreciation.

The effect of this change for the year ended June 30, 2002 was to decrease net investment income by $37,994, decrease unrealized gains by $100,731 and decrease realized losses by $138,725. The per share effect of this change for the year ended June 30, 2002, was less than $.005. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Effective January 1, 2002, the Fund began offering a new class of shares, Class R. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2002, there were an unlimited number of shares authorized (.01 par value). Transactions in the Fund's shares were as follows:


                                                            YEAR ENDED                    YEAR ENDED
                                                           JUNE 30, 2002               JUNE 30, 2001(A)
                                                   ----------------------------------------------------------
                                                       SHARES       AMOUNT           SHARES        AMOUNT
                                                   ----------------------------------------------------------
CLASS A SHARES:
Shares sold ......................................  27,626,724  $ 284,485,403      30,229,893  $ 466,416,237
Shares issued on merger ..........................          --             --       8,677,232    120,353,210
Shares issued in reinvestment of distributions ...     546,689      5,708,297       4,978,966     68,288,514
Shares redeemed .................................. (20,484,640)  (209,469,840)    (24,478,103)  (372,857,954)
                                                   ----------------------------------------------------------
Net increase .....................................   7,688,773  $  80,723,860      19,407,988  $ 282,200,007
                                                   ==========================================================


FRANKLIN CAPITAL GROWTH FUND
Notes to Financial Statements (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST (CONT.)


                                                            YEAR ENDED                    YEAR ENDED
                                                           JUNE 30, 2002                JUNE 30, 2001A
                                                    ------------------------------------------------------
                                                       SHARES       AMOUNT           SHARES      AMOUNT
                                                    ------------------------------------------------------
CLASS B SHARES:
Shares sold .......................................  3,194,704  $ 32,411,041       1,981,103 $ 27,630,956
Shares issued in reinvestment of distributions ....     14,986       153,454         101,490    1,371,137
Shares redeemed ...................................   (827,117)   (8,249,543)       (334,392)  (4,347,272)
                                                    ------------------------------------------------------
Net increase ......................................  2,382,573  $ 24,314,952       1,748,201 $ 24,654,821
                                                    ======================================================
CLASS C SHARES:
Shares sold .......................................  4,855,533  $ 48,947,191       6,593,631 $ 96,307,852
Shares issued on merger ...........................         --            --         710,933    9,597,598
Shares issued in reinvestment of distributions ....     67,703       686,411         863,327   11,559,951
Shares redeemed ................................... (4,733,665)  (47,214,639)     (3,395,792) (49,144,008)
                                                    ------------------------------------------------------
Net increase ......................................    189,571  $  2,418,963       4,772,099$  68,321,393
                                                    ======================================================
CLASS R SHARES:(b)
Shares sold .......................................    417,918  $  4,164,125
Shares issued in reinvestment of distributions ....         27           274
Shares redeemed ...................................    (23,660)     (244,155)
                                                    -------------------------
Net increase ......................................    394,285  $  3,920,244
                                                    =========================
ADVISOR CLASS SHARES:
Shares sold .......................................  1,511,552  $ 15,471,873       2,977,477 $ 39,307,690
Shares issued on merger ...........................         --            --          88,061    1,224,928
Shares issued in reinvestment of distributions ....     35,062       367,145          59,993      819,313
Shares redeemed ...................................   (450,730)   (4,656,981)       (125,716)  (1,865,406)
                                                    ------------------------------------------------------
Net increase ......................................  1,095,884  $ 11,182,037       2,999,815$  39,486,525
                                                    ======================================================


(a) During the year ended June 30, 2001, the Fund acquired the net assets of the Franklin Asset Allocation Fund pursuant to the plan of reorganization approved by the Franklin Asset Allocation Fund's shareholders.
(b) For the period January 1,2002 (effective date) to June 30, 2002.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE  MONTH-END NET ASSETS
       --------------------------------------------------------------
          .625%   First $100 million
          .500%   Over $100 million, up to and including $250 million
          .450%   In excess of $250 million

FRANKLIN CAPITAL GROWTH FUND
Notes to Financial Statements (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

Management Fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) in an amount not to exceed the management fees paid by the Sweep Money Fund.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00%, 1.00% and .50% per year of its average daily net assets of Class A, Class B, Class C and Class R, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund's shares, and received contingent deferred sales charges for the year of $1,914,985 and $203,253, respectively.

The Fund paid transfer agent fees of $2,578,341 of which $1,911,960 was paid to Investor Services.


4. INCOME TAXES

At June 30, 2002, the Fund had deferred capital losses occuring subsequent to October 31, 2001 of $108,451,604. For tax purposes, such losses will be reflected in the year ending June 30, 2003.

At June 30, 2002, the Fund had tax basis capital losses of $71,971,790 which may be carried over to offset future capital gains. Such losses expire in year 2010.

At June 30, 2002, the cost of investments, net unrealized appreciation, undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

        Cost of investments ..................... $1,053,812,600
                                                  ---------------
        Unrealized appreciation .................    193,102,444
        Unrealized depreciation .................   (146,073,680)
                                                  ---------------
        Net unrealized appreciation ............. $   47,028,764
                                                  ===============

        Undistributed ordinary income ........... $           --
        Undistributed long-term capital gains ...             --
                                                  ---------------
        Distributable earnings .................. $           --
                                                  ===============

The tax character of distributions paid during the year ended June 30, 2002, was as follows:

                                               2002
                                           -----------
        Distributions paid from:
         Ordinary income                   $2,279,238
         Long-term capital gains            4,806,457
                                           -----------
                                            7,085,695
         Return of capital                    616,128
                                           -----------
                                           $7,701,823
                                           ===========

FRANKLIN CAPITAL GROWTH FUND
Notes to Financial Statements (CONTINUED)


4. INCOME TAXES (CONT.)

Net investment income and net realized losses differ for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended June 30, 2002 aggregated $757,519,998 and $587,157,359, respectively.

FRANKLIN CAPITAL GROWTH FUND
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN CAPITAL GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Capital Growth Fund, formerly Franklin Growth and Income Fund, (the Fund) at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 8, 2002

FRANKLIN CAPITAL GROWTH FUND
Tax Designation

Under Section 854 (b)(2) of the Internal Revenue Code, the Fund hereby designates 100.00% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended June 30, 2002.

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS
                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                               LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION       TIME SERVED        BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (81)       Trustee        Since 1965               105            None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines
Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
---------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)           Trustee        Since 1982               133            Director, RBC Holdings, Inc. (bank
One Franklin Parkway                                                                   holding company) and Bar-S Foods
San Mateo, CA 94403-1906                                                               (meat packing company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host
Corporation (nursery and craft centers) (until 1998).
---------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (69)        Trustee        Since 1989               134            None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (73)          Trustee        Since 1960               105            Director, The California Center for
One Franklin Parkway                                                                   Land Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
---------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)          Trustee        Since 1997               133            Director, White Mountains Insurance
One Franklin Parkway                                                                   Group, Ltd. (holding company); Martek
San Mateo, CA 94403-1906                                                               Biosciences Corporation; WorldCom,
                                                                                       Inc. (communications services);
                                                                                       MedImmune, Inc. (biotechnology);
                                                                                       Overstock.com (Internet services);
                                                                                       and Spacehab, Inc. (aerospace
                                                                                       services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National
Association of Securities Dealers, Inc. (until 1987).
---------------------------------------------------------------------------------------------------------------------------


INTERESTED BOARD MEMBERS
                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                               LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION       TIME SERVED        BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)       Trustee and    Trustee                  133            None
One Franklin Parkway            Chairman of    since 1976
San Mateo, CA 94403-1906        the Board      and Chairman of
                                               the Board
                                               since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
**CHARLES E. JOHNSON (46)       Trustee and    Since 1993                34            None
One Franklin Parkway            President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin
Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of the
Board, President and Director, Franklin Investment Advisory Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 34 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (61)   Trustee and    Trustee since 1982       117            None
One Franklin Parkway            Vice President and Vice President
San Mateo, CA 94403-1906                       since 1973


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.;
Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin Templeton
Investments.
---------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (57)            Vice President Since 1986          Not Applicable      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)         Vice President Since 1995          Not Applicable      None
One Franklin Parkway            and Chief
San Mateo, CA 94403-1906        Financial
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.;
Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial
Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment
Counsel, LLC; Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment
Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services,
LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc. and of 52 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------


                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                               LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION       TIME SERVED        BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources,
Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until
2000).
---------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)           Vice           Since 2000         Not Applicable       None
One Franklin Parkway            President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc.
and officer of one of the other subsidiaries of Franklin Resources, Inc., and of 53 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and
Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and
Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District
of Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------------
EDWARD V. MCVEY (64)            Vice           Since 1985         Not Applicable       None
26335 Carmel Rancho Blvd.       President
Carmel, CA 93923

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President, Templeton/Franklin Investment
Services, Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)          Vice           Since May 2002     Not Applicable       Director, FTI Banque, Arch
600 5th Avenue                  President -                                            Chemicals, Inc. and Lingnan
Rockefeller Center              AML Compliance                                         Foundation
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company International; and officer of 41 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
KIMBERLEY MONASTERIO (38)       Treasurer      Since 2000         Not Applicable       None
One Franklin Parkway            and Principal
San Mateo, CA 94403-1906        Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin
Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------



                                                                     NUMBER OF
                                                                PORTFOLIOS IN FUND
                                               LENGTH OF         COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION       TIME SERVED        BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)          Vice           Since 2000         Not Applicable       None
One Franklin Parkway            President and
San Mateo, CA 94403-1906        Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and
Director, Templeton Asset Management Ltd. (until 1999).
---------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin
Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor. Charles E. Johnson is considered an interested person of the Fund under the federal securities laws due to his position as officer and director of Franklin Resources, Inc
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E.
Johnson.

--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

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


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


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

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund
GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund(1)
Franklin Capital Growth Fund(2)
Franklin DynaTech Fund
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Small Cap Growth Fund II(3)
Franklin Technology Fund

GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund(4)
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund(5)
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(6)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(7)
Franklin Short-Intermediate
 U.S. Government Securities Fund(6)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(6)
Franklin Federal Money Fund(6,8)
Franklin Money Fund(6,8)

TAX-FREE INCOME(9)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(10)
Tax-Exempt Money Fund(6,8)

STATE-SPECIFIC
TAX-FREE INCOME(9)
Alabama
Arizona
California(11)
Colorado
Connecticut
Florida(11)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(10)
Michigan(10)
Minnesota(10)
Missouri
New Jersey
New York(11)
North Carolina
Ohio(10)
Oregon
Pennsylvania
Tennessee
Texas
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(12)


1. Effective 9/1/02, the fund's name will change to Franklin Flex Cap Growth Fund and its investment criteria will be modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
2. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
3. The fund is closed to all new investors. Existing shareholders can continue adding to their account through exchanges and purchases.
4. Effective 5/1/02, the fund is closed to all new investors. Existing shareholders, however, will be able to continue adding to their accounts through exchanges and purchases. In addition, retirement plans with an existing account in the fund will be allowed to open new participant accounts.
5. Effective 4/1/02, the fund expanded its investment universe to include companies with market capitalizations up to $2.5 billion.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           08/02

[LOGO OMITTED]
FRANKLIN[REGISTRATION MARK] TEMPLETON[REGISTRATION MARK] INVESTMENTS One Franklin Parkway
San Mateo, CA  94403-1906


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ANNUAL REPORT
FRANKLIN CAPITAL GROWTH FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN[REGISTRATION MARK]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Capital Growth Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


134 A2002 08/02   [LOGO OMITTED] Printed on recycled paper.